Long-Term Investment (Tables)	12 Months Ended
Sep. 30, 2023
Long-Term Investment [Abstract]
Schedule of Long-Term Investment	LONG-TERM INVESTMENT
	As of September 30, 2023		As of September 30, 2022
	$	Interest %	$	Interest %
Equity method investment
Ishiyama Real Estate Co. Ltd.	55,826	25.00%	145,447	25.00%
Less: impairment loss allowance	(55,826)		—
Equity method investment, net	—		145,447